Other Assets-Other/Other Liabilities (Estimated Amortization Expense For The Next Five Years) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2013	¥ 9,636
2014	8,300
2015	8,268
2016	7,731
2017	¥ 7,314